COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 1,582	$ 1,359
Commitments and contingencies
Outstanding Guarantees	59,448
Line of Credit Facility, Amount Outstanding	251,454		$ 257,670
Purchase Obligation, Due in Next Twelve Months	147,089
Capital Commitments [Member]
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	189
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Line of Credit Facility, Amount Outstanding	23,000
Performance Guarantee [Member]
Commitments And Contingencies Disclosure [Line Items]
Restricted Cash and Cash Equivalents	$ 15,530